CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (1,104)	$ (3,338,538)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of warrant liabilities		1,865,833
Interest earned on marketable securities held in Trust Account		(15,823)
Transaction costs incurred in connection with warrant		241,311
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses		(114,583)
Accrued expenses	1,000	207,913
Net cash used in operating activities	(104)	(1,153,887)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into Trust Account		(287,500,000)
Net cash used in investing activities		(287,500,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid		281,750,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from promissory note - related party	160,000
Proceeds from sale of Private Placement Warrants		7,750,000
Repayment of promissory note - related party		(160,000)
Payment of offering costs	(12,042)	(462,672)
Net cash provided by financing activities	172,958	288,877,328
CASH- beginning of the period		172,854
CASH- end of the period	172,854	396,295
Non-cash investing and financing activities:
Remeasurement adjustment on redeemable common stock		16,716,736
Payment of deferred offering costs by the Sponsor in exchange for the issuance of Class B common stock		$ 35,000
Deferred offering costs included in accrued offering costs	$ 25,000